SUPPLEMENT DATED JUNE 26, 2012

SUPPLEMENTS TO THE APPLICABLE PROSPECTUSES AND SUMMARY PROSPECTUSES LISTED BELOW

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS AND SUMMARY PROSPECTUSES
DATED MAY 1, 2012

Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively (the “Funds"). No changes are being made to the Funds’ objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in the Funds’ investment objectives.

As of September 4, 2012, all references to each Fund’s current name in the prospectus and applicable summary prospectuses will be changed to the Fund’s new name as noted above.

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FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS AND SUMMARY PROSPECTUS
DATED JANUARY 31, 2012

Effective September 4, 2012, the name of the First Investors Value Fund will change to the First Investors Equity Income Fund (the “Fund”). In connection with this name change, the Board of the First Investors Equity Funds approved a new policy for the Fund to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equities. The Board also approved a policy that the Fund will provide shareholders with at least 60 days notice before changing this 80% policy. No other changes to the Fund’s objective, principal investment strategies or risks as described in the prospectus and applicable summary prospectus are being made. The purpose of the change is to more closely align the Fund’s name with its investment strategy.

As of September 4, 2012, all references to the Fund’s current name will be changed to the Fund’s new name as noted above and the following language will be added to the beginning of the first paragraph under the heading “Principal Investment Strategies” on page 64 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities. For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

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FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2012

Effective September 4, 2012, the name of the First Investors Life Series Value Fund will change to the First Investors Life Series Equity Income Fund (the “Fund”). In connection with this name change, the Board of the First Investors Life Series Funds approved a new policy for the Fund to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equities. The Board also approved a policy that the Fund will provide shareholders with at least 60 days notice before changing this 80% policy. No other changes to the Fund’s objective, principal investment strategies or risks as described in the prospectus are being made. The purpose of the change is to more closely align the Fund’s name with its investment strategy.

As of September 4, 2012, all references to the Fund’s current name will be changed to the Fund’s new name as noted above and the following language will be added to the beginning of the first paragraph under the heading “Principal Investment Strategies” on page 58 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities. For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

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Please retain this Supplement for future reference.
P0612

SUPPLEMENT DATED JUNE 26, 2012

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2012

Effective September 4, 2012, the name of the First Investors Value Fund will change to the First Investors Equity Income Fund.

As of September 4, 2012, all references to the Fund’s current name in the Statement of Additional Information will be changed to the Fund’s new name as noted above.

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Please retain this Supplement for future reference.

EFSAI0612